Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives property and equipment
Years
Computer equipment	3
Greenhouse equipment*	4 - 10
Office furniture	7 - 17
Laboratory equipment	4 - 5
Leasehold improvements	**
Vehicles	4-7